Retirement-Related Benefits - Contributions, Defined Benefit Pension Plans (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension Plans, Including Multi-employer Plans | Non-US
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 200